RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.           RELATED PARTY TRANSACTIONS

There were no material related party transactions in 2018 and 2017 other than compensation of key management personnel.

The Company received no dividends from Puren during the years ended December 31, 2018 and 2017.

Key management personnel

Compensation of key management personnel of the Company is as follows:

	Years ended December 31,
	2018	2017
Cash compensation - Salaries, short-term incentives, and other benefits	$8.6	$9.1
Long-term incentives, including share-based payments	9.3	8.7
Total compensation paid to key management personnel	$17.9	$17.8

Key management personnel are defined as the Senior Leadership Team and members of the Board of Directors.